LEASES - Maturities of operating lease liabilities (Details) - USD ($)	Mar. 31, 2023	Dec. 31, 2022
Year ending December 31
Remainder of 2022	$ 719,794
2023	842,553	$ 794,619
2024	867,831	836,280
2025	893,862	861,372
2026	920,679	887,208
2027		913,824
Thereafter	4,761,873	4,997,184
Total minimum lease payments	9,006,592	9,290,487
Less amount representing interest	(3,387,464)	(3,549,882)
Present value of minimum lease payments	5,619,128	5,740,605
Less current portion	(329,767)	(215,043)
Operating lease liabilities, less current portion	$ 5,452,282	$ 5,525,562